Shareholder Report, Holdings (Details)	Jan. 31, 2025
Fidelity Yield Enhanced Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Yield Enhanced Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Yield Enhanced Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Yield Enhanced Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Yield Enhanced Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Yield Enhanced Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Yield Enhanced Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Yield Enhanced Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Yield Enhanced Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Yield Enhanced Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Yield Enhanced Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Yield Enhanced Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	98.90%
Fidelity Yield Enhanced Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.60%
Fidelity Yield Enhanced Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.50%
Fidelity Advisor Risk Parity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Risk Parity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Risk Parity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Risk Parity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Risk Parity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Risk Parity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Risk Parity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class C | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Risk Parity Fund - Class C | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Advisor Risk Parity Fund - Class C | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%
Fidelity Advisor Risk Parity Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity Advisor Risk Parity Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class C | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Fidelity Advisor Risk Parity Fund - Class C | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%
Fidelity Advisor Equity Market Neutral Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Fidelity Advisor Equity Market Neutral Fund - Class C | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	121.60%
Fidelity Advisor Equity Market Neutral Fund - Class C | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity Advisor Equity Market Neutral Fund - Class C | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Equity Market Neutral Fund - Class C | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Hedged Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Hedged Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Hedged Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Hedged Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Hedged Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Hedged Equity Fund - Class M | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	80.40%
Fidelity Advisor Hedged Equity Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
Fidelity Advisor Hedged Equity Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Advisor Risk Parity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Risk Parity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Risk Parity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Risk Parity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Risk Parity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Risk Parity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Risk Parity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class Z | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Risk Parity Fund - Class Z | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Advisor Risk Parity Fund - Class Z | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%
Fidelity Advisor Risk Parity Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity Advisor Risk Parity Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class Z | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Fidelity Advisor Risk Parity Fund - Class Z | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.00%
Fidelity Advisor Hedged Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Hedged Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Hedged Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Hedged Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Hedged Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Hedged Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Hedged Equity Fund - Class I | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	80.40%
Fidelity Advisor Hedged Equity Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
Fidelity Advisor Hedged Equity Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Advisor Hedged Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Hedged Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Hedged Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Hedged Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Hedged Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Hedged Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Hedged Equity Fund - Class C | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	80.40%
Fidelity Advisor Hedged Equity Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
Fidelity Advisor Hedged Equity Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Advisor Risk Parity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Risk Parity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Risk Parity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Risk Parity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Risk Parity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Risk Parity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Risk Parity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class A | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Risk Parity Fund - Class A | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Advisor Risk Parity Fund - Class A | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%
Fidelity Advisor Risk Parity Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity Advisor Risk Parity Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class A | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Fidelity Advisor Risk Parity Fund - Class A | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.00%
Fidelity Equity Market Neutral Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Equity Market Neutral Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Market Neutral Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Market Neutral Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Market Neutral Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Equity Market Neutral Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Market Neutral Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Equity Market Neutral Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Market Neutral Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Market Neutral Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Market Neutral Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%
Fidelity Equity Market Neutral Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Fidelity Equity Market Neutral Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	121.60%
Fidelity Equity Market Neutral Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity Equity Market Neutral Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Equity Market Neutral Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.90%
Fidelity SAI Convertible Arbitrage Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity SAI Convertible Arbitrage Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity SAI Convertible Arbitrage Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Convertible Arbitrage Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Convertible Arbitrage Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI Convertible Arbitrage Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Convertible Arbitrage Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Convertible Arbitrage Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Convertible Arbitrage Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Convertible Arbitrage Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Convertible Arbitrage Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	3.60%
Fidelity SAI Convertible Arbitrage Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
Fidelity SAI Convertible Arbitrage Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity SAI Convertible Arbitrage Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	319.00%
Fidelity SAI Convertible Arbitrage Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.30%
Fidelity SAI Convertible Arbitrage Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.70%
Fidelity SAI Convertible Arbitrage Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Fidelity SAI Convertible Arbitrage Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	73.90%
Fidelity SAI Convertible Arbitrage Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Long Exposure	10.10%
Fidelity SAI Convertible Arbitrage Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%
Fidelity Advisor Equity Market Neutral Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Fidelity Advisor Equity Market Neutral Fund - Class A | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	121.60%
Fidelity Advisor Equity Market Neutral Fund - Class A | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity Advisor Equity Market Neutral Fund - Class A | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Equity Market Neutral Fund - Class A | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Hedged Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Hedged Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Hedged Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Hedged Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Hedged Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Hedged Equity Fund - Class Z | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	80.40%
Fidelity Advisor Hedged Equity Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
Fidelity Advisor Hedged Equity Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Advisor Hedged Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Hedged Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Hedged Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Hedged Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Hedged Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Hedged Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Hedged Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Hedged Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Hedged Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Hedged Equity Fund - Class A | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Hedged Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	80.40%
Fidelity Advisor Hedged Equity Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Advisor Hedged Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
Fidelity Advisor Hedged Equity Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Advisor Risk Parity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Risk Parity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Risk Parity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Risk Parity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Risk Parity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Risk Parity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Risk Parity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class I | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Risk Parity Fund - Class I | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Advisor Risk Parity Fund - Class I | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%
Fidelity Advisor Risk Parity Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity Advisor Risk Parity Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class I | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Fidelity Advisor Risk Parity Fund - Class I | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Fidelity Advisor Equity Market Neutral Fund - Class Z | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	121.60%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity Advisor Equity Market Neutral Fund - Class Z | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Equity Market Neutral Fund - Class Z | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.90%
Fidelity Hedged Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Hedged Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Hedged Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Hedged Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Hedged Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Hedged Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Hedged Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Hedged Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Hedged Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Hedged Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Hedged Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Hedged Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	97.90%
Fidelity Hedged Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.10%
Fidelity Hedged Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Hedged Equity ETF | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Hedged Equity ETF | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Fidelity Hedged Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Hedged Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Hedged Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Hedged Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Hedged Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Hedged Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Hedged Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Hedged Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Hedged Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Hedged Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Hedged Equity Fund | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Hedged Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	80.40%
Fidelity Hedged Equity Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.80%
Fidelity Hedged Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	17.40%
Fidelity Hedged Equity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.40%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%
Fidelity Advisor Equity Market Neutral Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Fidelity Advisor Equity Market Neutral Fund - Class M | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	121.60%
Fidelity Advisor Equity Market Neutral Fund - Class M | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity Advisor Equity Market Neutral Fund - Class M | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Equity Market Neutral Fund - Class M | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.90%
Fidelity Risk Parity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Risk Parity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Risk Parity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Risk Parity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Risk Parity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Risk Parity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Risk Parity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Risk Parity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Risk Parity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Risk Parity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Risk Parity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Risk Parity Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Risk Parity Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Risk Parity Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%
Fidelity Risk Parity Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity Risk Parity Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Risk Parity Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Fidelity Risk Parity Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.00%
Fidelity Dynamic Buffered Equity ETF | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Dynamic Buffered Equity ETF | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Dynamic Buffered Equity ETF | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Dynamic Buffered Equity ETF | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Dynamic Buffered Equity ETF | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Dynamic Buffered Equity ETF | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Dynamic Buffered Equity ETF | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Dynamic Buffered Equity ETF | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Dynamic Buffered Equity ETF | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Dynamic Buffered Equity ETF | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Dynamic Buffered Equity ETF | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Dynamic Buffered Equity ETF | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	98.80%
Fidelity Dynamic Buffered Equity ETF | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	1.00%
Fidelity Dynamic Buffered Equity ETF | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Fidelity Advisor Risk Parity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Risk Parity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Risk Parity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Risk Parity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Risk Parity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Risk Parity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Risk Parity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Risk Parity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Risk Parity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Risk Parity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Risk Parity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class M | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Risk Parity Fund - Class M | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Advisor Risk Parity Fund - Class M | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.70%
Fidelity Advisor Risk Parity Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	21.30%
Fidelity Advisor Risk Parity Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Fidelity Advisor Risk Parity Fund - Class M | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
Fidelity Advisor Risk Parity Fund - Class M | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	29.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	30.00%
Fidelity Advisor Equity Market Neutral Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	7.90%
Fidelity Advisor Equity Market Neutral Fund - Class I | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	121.60%
Fidelity Advisor Equity Market Neutral Fund - Class I | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	46.20%
Fidelity Advisor Equity Market Neutral Fund - Class I | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Equity Market Neutral Fund - Class I | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	15.90%